UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10333

Name of Fund:   BlackRock Municipal Income Investment Trust (BBF)

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Municipal

             Income Investment Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2018

Date of reporting period: 10/31/2017

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) October 31, 2017	BlackRock Municipal Income Investment Trust (BBF) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 0.3%
City of Selma Alabama IDB, RB, Gulf Opportunity Zone, International Paper Co. Project, Series A, 5.38%, 12/01/35	$420	$469,673

Arizona — 1.0%
Arizona IDA, Refunding RB, Basis Schools, Inc. Projects, Series A, 5.38%, 07/01/50(a)	1,185	1,251,668
City of Phoenix Arizona IDA, Refunding RB, Basis Schools, Inc. Projects, Series A, 5.00%, 07/01/35 (a)	275	287,075

		1,538,743
California — 16.6%
California Health Facilities Financing Authority, Refunding RB, Catholic Healthcare West, Series A, 6.00%, 07/01/19(b)	1,010	1,091,881
California School Finance Authority, RB, Alliance For College-Ready Public School Projects, Series A, 5.00%, 07/01/51(a)	1,200	1,300,716
California Statewide Communities Development Authority, RB, Lancer Educational student Housing Project, Series A, 5.00%, 06/01/46(a)	1,220	1,277,133
California Statewide Communities Development Authority, Refunding RB, Lancer Educational student Housing Project, Series A, 5.00%, 06/01/36(a)	990	1,050,934
City of Los Angeles California Department of Water & Power, RB, Power System, Sub-Series A-1, 5.25%, 07/01/38	2,060	2,118,030
Golden State Tobacco Securitization Corp., Refunding RB, Asset-Backed, Senior Series A-1:
5.13%, 6/01/47	265	260,635
5.75%, 6/01/47	190	189,994
Kern Community College District, GO, Safety, Repair & Improvement, Series C, 5.50%, 11/01/33	1,185	1,441,469
San Diego Regional Building Authority, RB, County Operations Center & Annex, Series A, 5.38%, 02/01/19(b)	2,450	2,581,222

Municipal Bonds	Par (000)	Value
California (continued)
State of California, GO, Various Purposes, 6.00%, 03/01/33	$1,960	$2,181,794
State of California Public Works Board, LRB, Various Capital Projects, Series I:
5.50%, 11/01/31	2,100	2,514,750
5.50%, 11/01/33	1,500	1,784,115
State of California Public Works Board, RB, Department of Corrections & Rehabilitation, Series F, 5.25%, 09/01/33	610	715,640
Tobacco Securitization Authority of Southern California, Refunding RB, Tobacco Settlement, Asset-Backed, Senior Series A-1, 5.00%, 06/01/37	2,025	2,031,399
Township of Washington California Health Care District, GO, Election of 2004, Series B, 5.50%, 08/01/40	460	555,648
University of California, Refunding RB, The Regents of Medical Center, Series J, 5.25%, 05/15/38	2,780	3,236,476

		24,331,836
Colorado — 2.9%
Centerra Metropolitan District No. 1, Tax Allocation Bonds, 5.00%, 12/01/47(a)	250	256,505
City & County of Denver Colorado Airport System, ARB, Sub-System, Series B, 5.25%, 11/15/32	1,750	2,025,503
Colorado Health Facilities Authority, Refunding RB, Series A:
Catholic Health Initiative, 5.50%, 7/01/34	1,675	1,762,234
Frasier Meadows Retirement Community Project, 5.25%, 5/15/37	210	227,520

		4,271,762
Florida — 6.4%
Celebration Pointe Community Development District, Special Assessment Bonds, County of Alachua Florida(a):
5.00%, 5/01/32	225	228,571
5.00%, 5/01/48	555	556,665
City of Jacksonville Florida, Refunding RB, Series A, 5.25%, 10/01/33	370	434,269

BLACKROCK MUNICIPAL INCOME INVESTMENT TRUST	OCTOBER 31, 2017	1

Schedule of Investments (continued)	BlackRock Municipal Income Investment Trust (BBF) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Florida (continued)
County of Miami-Dade Florida, RB, Seaport Department, Series A, 6.00%, 10/01/38	$5,675	$6,770,842
Lakewood Ranch Stewardship District, Special Assessment Bonds, Lakewood National & Polo Run Projects:
5.25%, 5/01/37	180	191,342
5.38%, 5/01/47	185	196,224
Reedy Creek Florida Improvement District, GO, Series A, 5.25%, 06/01/32	875	1,024,949

		9,402,862
Illinois — 17.6%
City of Chicago Illinois O’Hare International Airport, GARB, 3rd Lien, Series C, 6.50%, 01/01/21(b)	4,545	5,272,064
City of Chicago Illinois Transit Authority, RB:
5.25%, 12/01/31	560	611,190
Sales Tax Receipts, 5.25%, 12/01/36	1,500	1,618,500
Sales Tax Receipts, 5.25%, 12/01/40	1,750	1,877,855
County of Cook Illinois Community College District No. 508, GO, City College of Chicago:
5.50%, 12/01/38	580	620,391
5.25%, 12/01/43	2,660	2,780,817
Illinois Finance Authority, RB:
Carle Foundation, Series A, 6.00%, 8/15/41	1,750	1,979,495
Rush University Medical Center, Series B, 7.25%, 11/01/18(b)	1,600	1,696,832
Illinois Finance Authority, Refunding RB, Northwestern Memorial Hospital, Series A, 6.00%, 08/15/39	2,900	3,135,161
Metropolitan Pier & Exposition Authority, RB, McCormick Place Expansion Project, Series A, 5.50%, 06/15/53	280	307,639
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	1,055	1,193,279
6.00%, 6/01/28	300	338,046
State of Illinois, GO:
5.25%, 2/01/31	730	785,808
5.25%, 2/01/32	1,500	1,610,370
5.50%, 7/01/33	1,500	1,627,965

Municipal Bonds	Par (000)	Value
Illinois (continued)
State of Illinois, GO (continued):
5.50%, 7/01/38	$340	$364,177

		25,819,589
Indiana — 3.7%
County of Allen Indiana, RB, StoryPoint Fort Wayne Project, Series A-1(a):
6.63%, 1/15/34	125	131,532
6.75%, 1/15/43	185	193,882
6.88%, 1/15/52	375	393,844
Indiana Finance Authority, Refunding RB, Marquette Project, 4.75%, 03/01/32	500	513,550
Indiana Municipal Power Agency, RB, Series B, 6.00%, 01/01/19(b)	3,400	3,593,732
Town of Chesterton Indiana, RB, StoryPoint Chesterton Project, Series A-1, 6.38%, 01/15/51(a)	520	541,034

		5,367,574
Iowa — 1.1%
Iowa Finance Authority, Refunding RB, Midwestern Disaster Area, Iowa Fertilizer Co. Project:
5.50%, 12/01/22	910	931,831
5.25%, 12/01/25	625	666,081

		1,597,912
Kansas — 2.2%
City of Lenexa Kansas, Refunding RB, Lakeview Village, Inc., Series A, 5.00%, 05/15/43	475	490,637
Kansas Development Finance Authority, Refunding RB, Adventist Health System/Sunbelt Obligated Group, Series C, 5.50%, 11/15/29	2,500	2,709,875

		3,200,512
Louisiana — 1.5%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Project, Series A-1, 6.50%, 11/01/35	1,095	1,234,930

BLACKROCK MUNICIPAL INCOME INVESTMENT TRUST	OCTOBER 31, 2017	2

Schedule of Investments (continued)	BlackRock Municipal Income Investment Trust (BBF) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Louisiana (continued)
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A, 5.50%, 05/15/29	$915	$963,916

		2,198,846
Maine — 1.5%
Maine Health & Higher Educational Facilities Authority, RB, Maine General Medical Center, 7.50%, 07/01/32	1,945	2,212,379

Maryland — 0.4%
City of Baltimore Maryland, Refunding RB, East Baltimore Research Park, Series A, 4.50%, 09/01/33	135	140,770
City of Baltimore Maryland, Tax Allocation Bonds, Center/West Development, Series A, 5.38%, 06/01/36	415	423,412

		564,182
Massachusetts — 3.1%
Massachusetts Development Finance Agency, RB:
Emerson College Issue, Series A, 5.00%, 1/01/47	790	883,496
UMass Boston Student Housing Project, 5.00%, 10/01/41	500	549,755
UMass Boston Student Housing Project, 5.00%, 10/01/48	875	955,815
Massachusetts Development Finance Agency, Refunding RB:
Emerson College Issue, 5.00%, 1/01/45	375	417,653
Trustees of Deerfield Academy, 5.00%, 10/01/40	375	412,166
Massachusetts Health & Educational Facilities Authority, RB, Tufts University, Series O, 5.38%, 08/15/18(b)	1,000	1,033,590
Metropolitan Boston Transit Parking Corp., Refunding RB, 5.25%, 07/01/36	300	339,381

		4,591,856
Michigan — 3.3%
City of Lansing Michigan, RB, Board of Water & Light Utilities System, Series A, 5.50%, 07/01/41	1,400	1,583,904

Municipal Bonds	Par (000)	Value
Michigan (continued)
Michigan State Building Authority, Refunding RB, Facilities Program Series:
6.00%, 10/15/18(b)	$910	$951,878
6.00%, 10/15/18(b)	540	564,851
6.00%, 10/15/38	50	52,262
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, Series V, 8.25%, 09/01/18(b)	1,525	1,615,127

		4,768,022
Montana — 0.1%
City of Kalispell Montana, Refunding RB, Immanuel Lutheran Corporation Project, Series A, 5.25%, 05/15/37	125	132,203

Nevada — 4.0%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 04/01/19(b)	2,600	2,777,086
County of Clark Nevada Airport System, ARB, Series B, 5.75%, 07/01/42	2,825	3,102,528

		5,879,614
New Jersey — 5.6%
New Jersey EDA, Refunding RB, School Facilities Construction, Series AA:
5.50%, 6/15/19(b)	500	534,455
5.50%, 12/15/29	250	262,068
New Jersey Housing & Mortgage Finance Agency, RB, S/F, Series CC, 5.25%, 10/01/29	1,660	1,709,368
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A, 5.88%, 12/15/38	1,990	2,080,784
Series AA, 5.50%, 6/15/39	2,245	2,439,933
Tobacco Settlement Financing Corp., Refunding RB, Series 1A, 5.00%, 06/01/41	1,235	1,183,871

		8,210,479
New York — 5.9%
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A, 6.25%, 06/01/41(a)	900	931,275
Hudson Yards Infrastructure Corp., RB, Senior, Fiscal 2012:
5.75%, 2/15/21(b)	975	1,115,810

BLACKROCK MUNICIPAL INCOME INVESTMENT TRUST	OCTOBER 31, 2017	3

Schedule of Investments (continued)	BlackRock Municipal Income Investment Trust (BBF) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
Hudson Yards Infrastructure Corp., RB, Senior, Fiscal 2012 (continued):
5.75%, 2/15/47	$645	$734,790
Metropolitan Transportation Authority, RB, Series A, 5.25%, 11/15/38	500	568,115
New York Liberty Development Corp., Refunding RB, 2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 07/15/49	1,480	1,591,207
New York State Dormitory Authority, RB, Series B, 5.25%, 03/15/19(b)	3,250	3,433,235
Westchester Tobacco Asset Securitization, Refunding RB, Tobacco Settlement Bonds, Sub-Series C, 4.00%, 06/01/42	280	282,436

		8,656,868
Ohio — 3.5%
Buckeye Tobacco Settlement Financing Authority, RB, Asset-Backed, Senior Turbo Term, Series A-2, 5.88%, 06/01/47	1,000	936,210
County of Allen Ohio Hospital Facilities, Refunding RB, Catholic Healthcare Partners, Series A, 5.25%, 06/01/38	2,405	2,582,970
State of Ohio Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1, 5.25%, 02/15/31	1,385	1,619,536

		5,138,716
Oklahoma — 1.5%
Oklahoma Development Finance Authority, RB, Provident Oklahoma Education Resources, Inc., Cross Village Student Housing Project, Series A, 5.25%, 08/01/57	1,110	1,220,079
Tulsa County Industrial Authority, Refunding RB, Montereau, Inc. Project, 5.25%, 11/15/45	850	944,078

		2,164,157
Oregon — 0.2%
County of Clackamas Oregon School District No. 12 North Clackamas, GO, CAB, Series A, 0.00%, 06/15/38(c)	575	250,551

Municipal Bonds	Par (000)	Value
Pennsylvania — 4.0%
Allentown Neighborhood Improvement Zone Development Authority, RB, City Center Project, 5.00%, 05/01/42(a)	$420	$450,173
Pennsylvania Economic Development Financing Authority, RB, American Water Co. Project, 6.20%, 04/01/39	800	852,160
Pennsylvania Housing Finance Agency, RB, S/F Housing Mortgage, Series 123-B, 4.00%, 10/01/42	1,000	1,029,520
Pennsylvania Turnpike Commission, RB, Series A(b):
5.63%, 12/01/20	1,200	1,355,820
5.63%, 12/01/20	445	492,530
Township of Bristol Pennsylvania School District, GO, 5.25%, 06/01/37	1,530	1,753,013

		5,933,216
Puerto Rico — 1.2%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds:
5.50%, 5/15/39	305	299,333
5.63%, 5/15/43	1,420	1,391,259

		1,690,592
Rhode Island — 2.0%
Tobacco Settlement Financing Corp., Refunding RB, Series B:
4.50%, 6/01/45	2,870	2,875,396
5.00%, 6/01/50	125	128,972

		3,004,368
South Carolina — 1.7%
County of Charleston South Carolina, RB, Special Source, 5.25%, 12/01/38	1,825	2,139,010
State of South Carolina Public Service Authority, Refunding RB, Series E, 5.25%, 12/01/55	325	366,915

		2,505,925
Texas — 10.4%
Central Texas Regional Mobility Authority, Refunding RB, Senior Lien, 6.00%, 01/01/21(b)	2,560	2,934,298
City of Beaumont Texas, GO, Certificates of Obligation, 5.25%, 03/01/37	1,140	1,315,195

BLACKROCK MUNICIPAL INCOME INVESTMENT TRUST	OCTOBER 31, 2017	4

Schedule of Investments (continued)	BlackRock Municipal Income Investment Trust (BBF) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Texas (continued)
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Scott & White Healthcare, 6.00%, 08/15/20(b)	$2,710	$3,062,923
Lower Colorado River Authority, Refunding RB:
5.50%, 5/15/19(b)	5	5,320
5.50%, 5/15/19(b)	80	85,118
5.50%, 5/15/19(b)	5	5,320
5.50%, 5/15/33	1,910	2,025,880
North Texas Tollway Authority, RB, Special Projects, Series A, 5.50%, 09/01/21(b)	1,500	1,722,510
North Texas Tollway Authority, Refunding RB, 1st Tier, Series K-1 (AGC), 5.75%, 01/01/19(b)	1,250	1,316,863
Red River Texas Education Financing Corp., RB, Texas Christian University Project, 5.25%, 03/15/38	520	588,905
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien, NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	2,005	2,223,545

		15,285,877
Virginia — 3.3%
Ballston Quarter Community Development Authority, Tax Allocation Bonds, Series A:
5.00%, 3/01/26	240	243,924
5.13%, 3/01/31	470	476,053
City of Lexington Virginia IDA, RB, Washington & Lee University, 5.00%, 01/01/43	425	474,602
County of Fairfax Virginia IDA, Refunding RB, Health Care-Inova Health:
5.50%, 5/15/19(b)	475	506,146
5.50%, 5/15/35	885	939,808
State of Virginia Public School Authority, RB, Fluvanna County School Financing, 6.50%, 12/01/18(b)	1,200	1,269,672

Municipal Bonds	Par (000)	Value

Virginia (continued)
Tobacco Settlement Financing Corp., Refunding RB, Senior Series B-1, 5.00%, 06/01/47	$1,010	$970,782

		4,880,987
Wisconsin — 0.5%
Public Finance Authority, Refunding RB, Mery’s Wood at Marylhurst Projects, 5.25%, 05/15/52(a)	735	783,216

Total Municipal Bonds — 105.5%		154,852,517

Municipal Bonds Transferred to Tender Option Bond Trusts(d)
Alabama — 0.8%
Auburn University, Refunding RB, Series A, 4.00%, 06/01/41	1,120	1,176,437

California — 20.6%
California Educational Facilities Authority, RB, University of Southern California, Series B, 5.25%, 10/01/18(b)(e)	3,000	3,113,270
Fremont Union High School District, GO, Refunding, Series A, 4.00%, 08/01/46	1,840	1,963,786
Grossmont Union High School District, GO, Election of 2008, Series B, 5.00%, 08/01/20(b)	3,700	4,079,601
Los Angeles Community College District California, GO, Election of 2008(b):
Series C, 5.25%, 8/01/20(e)	4,041	4,482,689
Refunding Series A, 6.00%, 8/01/19	5,977	6,486,004
Los Angeles Unified School District California, GO, Series I, 5.00%, 01/01/34	600	636,861
San Diego Public Facilities Financing Authority Water, RB, Series B, 5.50%, 08/01/19(b)	6,448	6,931,858
University of California, RB, Series O, 5.75%, 05/15/19(b)	2,310	2,472,437

		30,166,506
District of Columbia — 3.5%
District of Columbia, RB, Series A, 5.50%, 12/01/30(e)	2,129	2,310,814

BLACKROCK MUNICIPAL INCOME INVESTMENT TRUST	OCTOBER 31, 2017	5

Schedule of Investments (continued)	BlackRock Municipal Income Investment Trust (BBF) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts (d)	Par (000)	Value
District of Columbia (continued)
District of Columbia Water & Sewer Authority, Refunding RB, Series A, 5.50%, 10/01/18(b)	$2,698	$2,805,181

		5,115,995
Illinois — 4.0%
Illinois Finance Authority, RB, University of Chicago, Series B, 6.25%, 07/01/18(b)	4,300	4,445,619
Illinois State Toll Highway Authority, RB, Series C, 5.00%, 01/01/38	1,244	1,407,616

		5,853,235
Nevada — 4.3%
County of Clark Nevada Water Reclamation District, GO(b):
Limited Tax, 6.00%, 7/01/18	4,000	4,130,220
Series B, 5.50%, 7/01/19	1,994	2,135,736

		6,265,956
New Hampshire — 1.2%
New Hampshire Health and Education Facilities Authority Act, RB, Doartmouth College Issue, 5.25%, 06/01/19(e)	1,680	1,785,210

New Jersey — 3.8%
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A, AMBAC (AGM), 5.00%, 12/15/32	3,000	3,013,335
Series B, 5.25%, 6/15/36(e)	2,481	2,636,930

		5,650,265
New York — 15.0%
City of New York Municipal Water Finance Authority, Refunding RB, Series FF, 5.00%, 06/15/45	2,499	2,794,605
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Series FF-2, 5.50%, 06/15/40	2,985	3,188,567
City of New York New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-3, 5.25%, 01/15/39	2,499	2,619,280
City of New York New York Water & Sewer System, RB, Fiscal 2009, Series A:
5.75%, 6/15/18(b)	497	511,018
5.75%, 6/15/40	1,662	1,708,869

Municipal Bonds Transferred to Tender Option Bond Trusts (d)	Par (000)	Value
New York (continued)
Metropolitan Transportation Authority, Refunding RB, Series C-1, 5.25%, 11/15/56	$1,700	$1,987,428
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	3,375	3,804,599
New York Liberty Development Corp., Refunding RB, World Trade Center Project, 5.75%, 11/15/51(e)	1,980	2,277,029
New York State Dormitory Authority, RB, Education, Series B, 5.25%, 03/15/19(b)	3,000	3,167,580

		22,058,975
Pennsylvania — 2.6%
Pennsylvania Turnpike Commission, RB, Sub-Series A, 5.50%, 12/01/42	1,514	1,779,748
Pennsylvania Turnpike Commission, Refunding RB, Sub-Series B-2 (AGM), 5.00%, 06/01/35	1,830	2,104,409

		3,884,157
Rhode Island — 1.6%
Rhode Island Health & Educational Building Corp., RB, Series A, 4.00%, 09/15/47	2,207	2,277,620

Texas — 5.3%
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB, Series A, 5.25%, 02/01/19(b)(e)	3,074	3,227,733
County of Harris Texas Cultural Education Facilities Finance Corp., RB, Texas Children’s Hospital Project, 5.50%, 10/01/39	4,200	4,505,067

		7,732,800
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 62.7%		91,967,156

Total Long-Term Investments (Cost — $230,248,192) — 168.2%		246,819,673

BLACKROCK MUNICIPAL INCOME INVESTMENT TRUST	OCTOBER 31, 2017	6

Schedule of Investments (continued)	BlackRock Municipal Income Investment Trust (BBF) (Percentages shown are based on Net Assets)

Short-Term Securities — 0.3%	Shares
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.74%(f)(g)	378,133	$378,247

Total Short-Term Securities (Cost — $378,247) — 0.3%		378,247

Value
Total Investments (Cost — $230,626,439) — 168.5%	247,197,920
Other Assets Less Liabilities — 1.9%	2,856,666
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (35.2)%	(51,603,026)
Preferred Shares, at Redemption Value — (35.2)%	(51,708,324)

Net Assets Applicable to Common Shares — 100.0%	$146,743,236

Notes to Schedule of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Zero-coupon bond.
(d)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(e)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between May 07, 2018 to November 15, 2019, is $11,993,816.
(f)	Annualized 7-day yield as of period end.
(g)	During the period ended October 31, 2017, investments in issuers considered to be a affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated	Shares Held at July 31, 2017	Net Activity	Shares Held at October 31, 2017	Value at October 31, 2017	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	—	378,133	378,133	$378,247	$394	$(16)	—
FFI Institutional Tax-Exempt Fund	—	—	—	—	(7)	—	—

Total				$378,247	$387	$(16)	$—

(a)	Includes net capital gain distributions, if applicable.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Short Contracts
5-Year U.S. Treasury Note	(26)	December 2017	$3,047	$34,507
10-Year U.S. Treasury Note	(17)	December 2017	2,124	37,326
Long U.S. Treasury Bond	(17)	December 2017	2,592	48,955
Ultra Long U.S. Treasury Bond	(6)	December 2017	989	21,115

Total				$141,903

BLACKROCK MUNICIPAL INCOME INVESTMENT TRUST	OCTOBER 31, 2017	7

Schedule of Investments (continued)	BlackRock Municipal Income Investment Trust (BBF)

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
ARB	Airport Revenue Bonds
BARB	Building Aid Revenue Bonds
CAB	Capital Appreciation Bonds
EDA	Economic Development Authority
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
IDA	Industrial Development Authority
IDB	Industrial Development Board
LRB	Lease Revenue Bonds
RB	Revenue Bonds
S/F	Single-Family

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

BLACKROCK MUNICIPAL INCOME INVESTMENT TRUST	OCTOBER 31, 2017	8

Schedule of Investments (concluded)	BlackRock Municipal Income Investment Trust (BBF)

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	—	$246,819,673	—	$246,819,673
Short-Term Securities	$378,247	—	—	378,247

Total	$378,247	$246,819,673	—	$247,197,920

Derivative Financial Instruments (b)
Assets:
Interest rate contracts	$141,903	—	—	$141,903

Total	$141,903	$—	—	$141,903

(a)	See above Schedule of Investments for values in each state or political subdivision.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	—	$(51,499,805)	—	$(51,499,805)
VRDP Shares	—	(52,000,000)	—	(52,000,000)

Total	—	$(103,499,805)	—	$(103,499,805)

During the period ended October 31, 2017, there were no transfers between levels.

BLACKROCK MUNICIPAL INCOME INVESTMENT TRUST	OCTOBER 31, 2017	9

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Income Investment Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Income Investment Trust

Date: December 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Income Investment Trust

Date: December 21, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal Income Investment Trust

Date: December 21, 2017